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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Davis-Rea Ltd.
Address:.     79 Wellington Street West, Suite 3535, PO Box 239
              Toronto, ON M5K 1J3
              CANADA

Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       P. Zachary Curry
Title:      Chief Operating Officer, Portfolio Manager
Phone:      416-324-2200

Signature, Place, and Date of Signing:

  /s/ P. Zachary Curry         Toronto, Ontario           November 1, 2011
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  146,138
                                       (thousands)

List of Other Included Managers: none

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                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                    ----------------- ------------ --------- ---------------- ---------- -------- ------------------
                                                                                                                VOTING
                                                             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER       AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP     (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
--------------              ----------------- ------------ --------- ------- --- ---- ---------- -------- ------ ------ ----
ABBOTT LABORATORIES         COM                002824 10 0     336     6562  SH          SOLE      NONE     6562
ALLIED NEVADA GOLD          COM                019344 10 0     235     6500  SH          SOLE      NONE     6500
ALMADEN MINERALS            COM                020283 10 7      33    13000  SH          SOLE      NONE    13000
BANK OF MONTREAL            COM                063671 10 1    4800    85611  SH          SOLE      NONE    85611
BANK OF NOVA SCOTIA         COM                064149 10 7    8370   164528  SH          SOLE      NONE   164528
BARRICK GOLD                COM                067901 10 8    6557   139746  SH          SOLE      NONE   139746
BAXTER INT'L                COM                071813 10 9     307     5469  SH          SOLE      NONE     5469
BCE LTD                     COM NEW            05534B 76 0    9374   246443  SH          SOLE      NONE   246443
BHP BILLITON -ADR-          SPONSORED ADR      05545E 20 9    4967    74752  SH          SOLE      NONE    74752
BROOKFIELD ASSET MGT-A LV   CL A LTD VT SH     112585 10 4    4143   149610  SH          SOLE      NONE   149610
CDN IMPERIAL BK OF COMMERCE COM                136069 10 1    1020    14371  SH          SOLE      NONE    14371
CDN NATURAL RESOURCES       COM                136385 10 1     988    33604  SH          SOLE      NONE    33604
CENOVUS ENERGY              COM                15135U 10 9    6813   220947  SH          SOLE      NONE   220947
COTT CORP                   COM                22163N 10 6     396    57611  SH          SOLE      NONE    57611
DANAHER CORP                COM                235851 10 2    3786    90163  SH          SOLE      NONE    90163
DELCATH SYSTEMS INC.        COM                24661P 10 4      80    24000  SH          SOLE      NONE    24000
EMC CORP                    COM                268648 10 2     204     9718  SH          SOLE      NONE     9718
ENBRIDGE                    COM                29250N 10 5   19582   612628  SH          SOLE      NONE   612628
ENDEAVOUR SILVER            COM                29258Y 10 3     185    20500  SH          SOLE      NONE    20500
EXXON MOBIL                 COM                30231G 10 2    4851    66795  SH          SOLE      NONE    66795
FEMALE HEALTH               COM                314462 10 2      40    10000  SH          SOLE      NONE    10000
FIRST MAJESTIC SILVER       COM                32076V 10 3     153    10000  SH          SOLE      NONE    10000
GOLDCORP INC                COM                380956 40 9     603    13145  SH          SOLE      NONE    13145
GREAT PANTHER SILVER        COM               391115V 10 1     148    59000  SH          SOLE      NONE    59000
HECLA MINING                COM                422704 10 6      80    15000  SH          SOLE      NONE    15000
IMPERIAL OIL                COM NEW            453038 40 8   13007   360575  SH          SOLE      NONE   360575
INTEL CORPORATION           COM                458140 10 0    4590   215155  SH          SOLE      NONE   215155
INTL BUSINESS MACHINES      COM                459200 10 1     573     3272  SH          SOLE      NONE     3272
ISHARES TR INDEX            MSCI EAFE IDX      464287 46 5     269     5632  SH          SOLE      NONE     5632
ISHARES TR INDEX            MSCI EMERG MKT     464287 23 4     305     8700  SH          SOLE      NONE     8700
JAMBA INC                   COM                47023A 10 1      65    50000  SH          SOLE      NONE    50000
JOHNSON & JOHNSON           COM                478160 10 4     302     4740  SH          SOLE      NONE     4740
MANULIFE FINANCIAL          COM                56501R 10 6    1619   141873  SH          SOLE      NONE   141873
MCDONALD'S                  COM                580135 10 1     202     2300  SH          SOLE      NONE     2300
MICROSOFT                   COM                594918 10 4     508    20400  SH          SOLE      NONE    20400
NEWMONT MINING              COM                651639 10 6     281     4450  SH          SOLE      NONE     4450
ORACLE                      COM                68389X 10 5    6500   226173  SH          SOLE      NONE   226173
PEPSICO                     COM                713448 10 8    1044    16865  SH          SOLE      NONE    16865
POWERSHARES ETF TRUST       GOLDEN DRAGON USX  73935X 40 1     436    22580  SH          SOLE      NONE    22580
PROCTER & GAMBLE            COM                742718 10 9     681    10780  SH          SOLE      NONE    10780
REVETT MINERALS             COM NEW            761505 20 5      39    10000  SH          SOLE      NONE    10000
ROYAL BK CDA                COM                780087 10 2   12218   266041  SH          SOLE      NONE   266041
SILVER WHEATON              COM                828336 10 7     440    14900  SH          SOLE      NONE    14900
SILVERCORP METALS           COM                82835P 10 3     158    20000  SH          SOLE      NONE    20000
SUN LIFE FINANCIAL          COM                866896 10 5    7846   328044  SH          SOLE      NONE   328044
SUNCOR ENERGY INC           COM                867224 10 7    2598   101603  SH          SOLE      NONE   101603
THOMPSON CREEK METALS       COM                884768 10 2     121    20000  SH          SOLE      NONE    20000
TORONTO DOMINION BANK       COM NEW            891160 50 9   13987   196247  SH          SOLE      NONE   196247
YAMANA GOLD                 COM                98462Y 10 0     298    21600  SH          SOLE      NONE    21600